Property, plant and equipment - Right-of-Use Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	$ 14,119
Ending, Right-of-use assets	21,424	$ 14,119
Property
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	13,691
Ending, Right-of-use assets	21,179	13,691
Equipment
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	70
Ending, Right-of-use assets	34	70
Vehicle
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	358
Ending, Right-of-use assets	211	358
Cost
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	35,260	29,669
Additions	13,551	5,826
De-recognition	(15,084)
De-recognition		(219)
Reclass	365
Effect of movements in exchange rates	4	(16)
Ending, Right-of-use assets	34,096	35,260
Cost | Property
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	34,447	28,844
Additions	13,460	5,676
De-recognition	(14,731)
De-recognition		(73)
Reclass	102
Effect of movements in exchange rates	14	0
Ending, Right-of-use assets	33,292	34,447
Cost | Equipment
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	176	188
Additions	0	0
De-recognition	0
De-recognition		(11)
Reclass	0
Effect of movements in exchange rates	0	(1)
Ending, Right-of-use assets	176	176
Cost | Vehicle
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	637	637
Additions	91	150
De-recognition	(353)
De-recognition		(135)
Reclass	263
Effect of movements in exchange rates	(10)	(15)
Ending, Right-of-use assets	628	637
Accumulated depreciation
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(21,141)	(17,652)
Depreciation	3,950	3,532
De-recognition	(12,787)
De-recognition		(68)
Reclass	365
Effect of movements in exchange rates	3	25
Ending, Right-of-use assets	(12,672)	(21,141)
Accumulated depreciation | Property
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(20,757)	(17,357)
Depreciation	3,794	3,382
De-recognition	(12,434)
De-recognition		(3)
Reclass	1
Effect of movements in exchange rates	(5)	21
Ending, Right-of-use assets	(12,113)	(20,757)
Accumulated depreciation | Equipment
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(106)	(72)
Depreciation	35	41
De-recognition	0
De-recognition		(7)
Reclass	0
Effect of movements in exchange rates	1	0
Ending, Right-of-use assets	(142)	(106)
Accumulated depreciation | Vehicle
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(278)	(223)
Depreciation	121	109
De-recognition	(353)
De-recognition		(58)
Reclass	364
Effect of movements in exchange rates	7	4
Ending, Right-of-use assets	$ (417)	$ (278)